Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	35 Months Ended	38 Months Ended	42 Months Ended	44 Months Ended	49 Months Ended	60 Months Ended	63 Months Ended	98 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Average Annual Return [Line Items]
Average Annual Return, Percent		26.61%						18.73%		10.41%
USCF Gold Strategy Plus Income Fund
Average Annual Return [Line Items]
Average Annual Return, Percent		16.94%				15.78%
USCF Sustainable Battery Metals Strategy Fund
Average Annual Return [Line Items]
Average Annual Return, Percent		54.86%			(1.87%)
USCF Energy Commodity Strategy Absolute Return Fund
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.72%)		8.76%
USCF Sustainable Commodity Strategy Fund
Average Annual Return [Line Items]
Average Annual Return, Percent		28.98%	0.98%
USCF Oil Plus Bitcoin Strategy Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.70%)
USCF Midstream Energy Income Fund
Average Annual Return [Line Items]
Average Annual Return, Percent		22.85%						20.74%	24.18%
USCF Dividend Income Fund
Average Annual Return [Line Items]
Average Annual Return, Percent		21.08%					12.56%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		22.33%						13.40%		15.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.33%		22.81%
S & P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		22.33%	20.92%
S And P 500 Index 265127 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%
S & P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.33%						13.40%	14.78%
S&P 500 Value Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.40%					12.88%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.33%			22.25%
Bloomberg Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		25.46%						9.37%		6.86%
SummerHaven Dynamic Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		30.39%						13.34%		7.34%
Bloomberg Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		25.46%				7.81%
Bloomberg Gold Subindex Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		21.00%				18.18%
S And P G S C I Electirc Vehicle Metals T R Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		25.72%			(4.72%)
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent		25.46%		11.33%
Bloomberg Energy Subindex Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		25.69%		9.71%
Bloom berg Commodity Index Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent		25.46%	10.34%
Alerian Midstream Energy Select Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.49%						20.87%	24.14%
S & P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.33%					17.27%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		22.33%				12.53%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent		25.46%			8.61%